UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2016

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Municipal Income Fund II - AB Arizona Portfolio

Portfolio of Investments

February 29, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 95.8%
Long-Term Municipal Bonds - 95.8%
Arizona - 78.2%
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.25%, 7/01/29	$1,500	$1,806,585
Series 2013A
5.00%, 7/01/37	3,000	3,432,540
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease)
Series 2006
5.00%, 7/01/26	1,000	1,013,410
Arizona Health Facilities Authority (Beatitudes Campus (The))
Series 2007
5.20%, 10/01/37	1,000	1,000,490
Arizona Health Facilities Authority (Dignity Health Obligated Group)
Series 2009D
5.00%, 7/01/28	1,000	1,107,680
Arizona Health Facilities Authority (Scottsdale Healthcare Hospitals Obligated Group)
Series 2014A
5.00%, 12/01/34	3,000	3,460,860
Arizona State University
Series 2014
5.00%, 8/01/33	2,050	2,367,566
City of Glendale AZ Water & Sewer Revenue
Series 2012
5.00%, 7/01/28	2,000	2,352,300
City of Mesa AZ (City of Mesa AZ Excise Tax)
Series 2013
5.00%, 7/01/32	5,000	5,874,250
City of Phoenix Civic Improvement Corp. (City of Phoenix Civic Improvement - Airport)
Series 2008A
5.00%, 7/01/26	4,080	4,464,418
Series 2010A
5.00%, 7/01/31	2,000	2,279,600
City of Show Low AZ
ACA Series 2000
6.00%, 1/01/18	250	251,068
City of Tucson AZ Water System Revenue
Series 2012
5.00%, 7/01/28-7/01/29	2,360	2,826,172
County of Pima AZ Sewer System Revenue
Series 2011B
5.00%, 7/01/26	1,000	1,187,010
AGM Series 2010
5.00%, 7/01/25	2,000	2,333,360
County of Pinal AZ
Series 2014
5.00%, 8/01/32	4,540	5,294,866

	Principal Amount (000)	U.S. $ Value
Estrella Mountain Ranch Community Facilities District
(Estrella Mountain Ranch CFD Desert Village)
Series 2002
7.375%, 7/01/27	$844	$846,490
Estrella Mountain Ranch Community Facilities District
(Estrella Mountain Ranch CFD Golf Village)
Series 2001A
7.875%, 7/01/25	1,511	1,514,037
Glendale Municipal Property Corp.
(Glendale Municipal Property Corp. Excise Tax)
Series 2012C
5.00%, 7/01/38	2,500	2,798,325
Greater Arizona Development Authority
NATL Series 2005B
5.00%, 8/01/25	230	230,787
Hassayampa Community Facilities District
Series 2000
7.50%, 7/01/24	290	291,201
Industrial Development Authority of the City of Phoenix (The) (Great Hearts Academies)
Series 2012
6.00%, 7/01/32	250	269,905
Industrial Development Authority of the City of Phoenix (The) (JMF-Higley 2012 LLC)
Series 2012
5.00%, 12/01/32	2,500	2,858,900
Industrial Development Authority of the County of Pima (The) (Horizon Community Learning Center)
Series 2005
5.125%, 6/01/20	1,280	1,281,907
Mohave County Industrial Development Authority (Mohave Prison LLC)
Series 2008
8.00%, 5/01/25	2,000	2,250,680
Northern Arizona University
BAM Series 2015
5.00%, 6/01/34	1,000	1,149,060
Pima County Regional Transportation Authority (Pima County Regional Transportation Authority Excise Tax)
Series 2011
5.00%, 6/01/26	3,000	3,562,590
Pinal County Industrial Development Authority (Florence West Prison LLC)
ACA Series 2006A
5.25%, 10/01/22	1,400	1,422,162
Salt River Project Agricultural Improvement & Power District
Series 2012A
5.00%, 12/01/29	1,500	1,789,110
Series 2015A
5.00%, 12/01/35	2,000	2,393,920
Salt Verde Financial Corp. (Citigroup, Inc.)

	Principal Amount (000)	U.S. $ Value
Series 2007
5.00%, 12/01/37	$1,000	$1,181,370
5.25%, 12/01/22-12/01/23	1,165	1,392,923
State of Arizona COP
AGM Series 2008A
5.00%, 9/01/24 (Pre-refunded/ETM)	6,000	6,512,580
State of Arizona Lottery Revenue
AGM Series 2010A
5.00%, 7/01/28	6,000	6,809,400
Student & Academic Services LLC (Northern Arizona Capital Facilities Finance Corp.)
BAM Series 2014
5.00%, 6/01/44	1,200	1,349,832
Sundance Community Facilities District Assessment District No 1
Series 2002
7.75%, 7/01/22	359	359,312
Town of Buckeye AZ (Town of Buckeye AZ Excise Tax)
Series 2015
5.00%, 7/01/35	3,450	3,977,298
Tucson Airport Authority, Inc.
AMBAC Series 2001
5.35%, 6/01/31	6,475	6,498,698
Tucson Industrial Development Authority (University of Arizona)
AMBAC Series 2002A
5.00%, 7/15/32	985	985,758
University of Arizona
Series 2014
5.00%, 8/01/33	3,765	4,415,705
Western Maricopa Education Center District No 402
Series 2014B
4.50%, 7/01/33-7/01/34	3,940	4,371,875

		101,566,000

Florida - 2.5%
City of Orlando FL
Series 2014A
5.25%, 11/01/33	1,820	2,168,111
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group)
Series 2015
5.00%, 6/01/35	1,000	1,126,810

		3,294,921

Illinois - 2.9%
Cook County Forest Preserve District
Series 2012C
5.00%, 12/15/32	2,360	2,626,940
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	1,000	1,086,840

		3,713,780

	Principal Amount (000)	U.S. $ Value
Louisiana - 0.4%
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge)
Series 2015A
6.25%, 11/15/45	$500	$507,570

Massachusetts - 0.7%
Commonwealth of Massachusetts
NATL Series 2000F
0.465%, 12/01/30 (a)	700	638,704
NATL Series 2000G
0.465%, 12/01/30 (a)	225	205,315

		844,019

Minnesota - 1.0%
Western Minnesota Municipal Power Agency
Series 2015A
5.00%, 1/01/34	1,130	1,352,994

Nebraska - 1.0%
Omaha Public Power District
Series 2014A
5.00%, 2/01/32	1,165	1,351,994

New York - 1.1%
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A
1.063%, 3/01/27 (a)	500	468,270
Suffolk County Economic Development Corp.
Series 2011
5.00%, 7/01/28 (Pre-refunded/ETM)	120	144,289
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	700	770,966

		1,383,525

North Carolina - 0.9%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.70%, 7/01/37	600	627,168
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/35	500	527,440

		1,154,608

Puerto Rico - 3.0%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003

	Principal Amount (000)	U.S. $ Value
5.00%, 12/01/17	$1,855	$1,915,603
Series 2008
5.125%, 12/01/27	385	419,007
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Ascension Health Credit Group)
Series 2000A
6.125%, 11/15/30	1,500	1,568,370

		3,902,980

Texas - 3.2%
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/34	1,000	1,151,550
Series 2015B
5.00%, 1/01/34	1,300	1,502,462
Texas Private Activity Bond Surface
Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	840	1,011,604
Texas Private Activity Bond Surface
Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	420	499,174

		4,164,790

Washington - 0.9%
Port of Seattle WA
Series 2015A
5.00%, 4/01/40	1,000	1,139,700

Total Municipal Obligations (cost $117,117,108)		124,376,881

	Shares
SHORT-TERM INVESTMENTS - 3.0%
Investment Companies - 3.0%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.40%(b) (c) (cost $3,835,667)	3,835,667	3,835,667

U.S. $ Value
Total Investments - 98.8% (cost $120,952,775) (d)	$128,212,548
Other assets less liabilities - 1.2%	1,620,692

Net Assets - 100.0%	$129,833,240

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$7,200	3/09/21	3 Month LIBOR	1.383%	$37,426

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$600	9/15/20	1.455%	CPI	#	$(3,310)
Citibank, NA	1,230	12/14/20	1.548%	CPI	#	$(6,156)
Deutsche Bank AG	1,350	7/15/20	1.265%	CPI	#	$19,997
JPMorgan Chase Bank, NA	700	9/04/20	1.465%	CPI	#	$(4,292)

						$6,239

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 29, 2016 and the aggregate market value of these securities amounted to $1,312,289 or 1.01% of net assets.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	As of February 29, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,330,568 and gross unrealized depreciation of investments was $(70,795), resulting in net unrealized appreciation of $7,259,773.

As of February 29, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 23.2% and 5.2%, respectively.

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual

CFD	-	Community Facilities District
CME	-	Chicago Mercantile Exchange
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

AB Municipal Income Fund II - AB Arizona Portfolio

February 29, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 29, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$117,322,058		$7,054,823		$124,376,881
Short-Term Investments		3,835,667		– 0	–	– 0	–	3,835,667

Total Investments in Securities		3,835,667		117,322,058		7,054,823		128,212,548
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	37,426		– 0	–	37,426
Inflation (CPI) Swaps		– 0	–	19,997		– 0	–	19,997
Liabilities:
Inflation (CPI) Swaps		– 0	–	(13,758)		– 0	–	(13,758)

Total (b)		$3,835,667		$117,365,723		$7,054,823		$128,256,213

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/15	$9,205,348		$9,205,348
Accrued discounts/(premiums)	3,997		3,997
Realized gain (loss)	27,015		27,015
Change in unrealized appreciation/depreciation	86,031		86,031
Purchases	720,432		720,432
Sales	(2,988,000)		(2,988,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/29/16	$7,054,823		$7,054,823

Net change in unrealized appreciation/depreciation from investments held as of 2/29/16	$112,353		$112,353

As of February 29, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund II - AB Massachusetts Portfolio

Portfolio of Investments

February 29, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.6%
Long-Term Municipal Bonds - 99.6%
Massachusetts - 83.1%
Boston Water & Sewer Commission
Series 2009A
5.00%, 11/01/26 (Pre-refunded/ETM)	$2,000	$2,263,000
Series 2010A
5.00%, 11/01/29-11/01/30	5,000	5,702,050
City of Fall River MA
AGM Series 2008
5.00%, 7/15/28	5,085	5,554,498
City of Springfield MA
AGM Series 2007
5.00%, 8/01/19	2,565	2,666,420
Commonwealth of Massachusetts
Series 2008A
5.00%, 9/01/28	2,800	3,084,004
Series 2015A
5.00%, 7/01/35	10,000	11,939,600
NATL Series 2000E
0.495%, 12/01/30 (a)	1,350	1,231,790
NATL Series 2000F
0.465%, 12/01/30 (a)	1,225	1,117,732
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax)
Series 2013
5.00%, 6/01/31	2,500	2,954,900
AGM Series 2005A
3.33%, 6/01/20 (b)	2,000	2,091,140
Marthas Vineyard Land Bank
BAM Series 2014
5.00%, 5/01/31-5/01/32	2,830	3,324,416
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax)
Series 2010B
5.00%, 7/01/28-7/01/29	1,670	1,943,783
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF)
Series 2009
5.00%, 8/01/25	3,000	3,416,610
Massachusetts Department of Transportation
Series 2010B
5.00%, 1/01/26	6,900	7,833,570
Massachusetts Development Finance Agency
Series 2008
5.00%, 9/01/21 (Pre-refunded/ETM)	3,000	3,323,160
5.00%, 9/01/22 (Pre-refunded/ETM)	3,000	3,323,160
Massachusetts Development Finance Agency (Baystate Medical Obligated Group)
Series 2014N
5.00%, 7/01/44	7,000	7,773,850
Massachusetts Development Finance Agency (Bentley University)
Series 2010
5.00%, 7/01/28	4,500	5,139,225

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Berkshire Health Systems, Inc. Obligated Group)
Series 2012G
5.00%, 10/01/30-10/01/31	$3,970	$4,445,271
Massachusetts Development Finance Agency (Boston College)
Series 2010R-1
5.00%, 7/01/31	3,250	3,758,852
Massachusetts Development Finance Agency (Boston University)
Series 2009V-1
5.00%, 10/01/29	3,300	3,725,469
Massachusetts Development Finance Agency (Brandeis University)
Series 2008N
5.00%, 10/01/26-10/01/27	3,300	3,631,871
Series 2010O-2
5.00%, 10/01/28	3,500	3,957,800
Massachusetts Development Finance Agency (Children’s Hospital Corp. (The))
Series 2014P
5.00%, 10/01/34	1,055	1,228,252
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.)
Series 2013E
5.00%, 11/01/38	5,000	5,772,200
Massachusetts Development Finance Agency (MCPHS University)
Series 2013F
4.00%, 7/01/32	1,000	1,059,900
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.00%, 7/01/27-7/01/32	3,980	4,298,527
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.)
Series 2007G
5.00%, 7/01/27	950	1,002,060
Massachusetts Development Finance Agency (Sterling and Francine Clark Art Institute)
Series 2011
5.00%, 7/01/31	7,000	8,175,580
Massachusetts Development Finance Agency (Trustees of The Deerfield Academy (The))
Series 2010
5.00%, 10/01/30	5,000	5,856,000
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/36	1,500	1,715,925
Massachusetts Development Finance Agency (Whitehead Institute for Biomedical Research)
Series 2011
5.00%, 6/01/26	1,460	1,737,064
Series 2011A
5.00%, 6/01/27-6/01/28	3,225	3,821,585
Massachusetts Health & Educational Facilities Authority
Series 2009O

	Principal Amount (000)	U.S. $ Value
5.75%, 7/01/26 (Pre-refunded/ETM)	$5,500	$6,151,035
Massachusetts Health & Educational Facilities Authority (Berklee College of Music, Inc.)
Series 2007A
5.00%, 10/01/32	3,000	3,179,550
Massachusetts Health & Educational Facilities Authority (Foundation of Massachusetts Eye & Ear Obligated Group)
Series 2010C
5.375%, 7/01/35	1,005	1,118,414
Massachusetts Health & Educational Facilities Authority (Milford Regional Medical Center Obligated Group)
Series 2007E
5.00%, 7/15/22	1,220	1,272,497
Massachusetts Health & Educational Facilities Authority (Northeastern University)
Series 2010A
5.00%, 10/01/28-10/01/29	7,025	8,095,845
Massachusetts Health & Educational Facilities Authority (President and Fellows of Harvard College)
Series 2009A
5.25%, 11/15/23	2,000	2,244,100
Massachusetts Health & Educational Facilities Authority (Sterling and Francine Clark Art Institute)
Series 2010B
5.00%, 7/01/30	3,860	4,466,136
Massachusetts Health & Educational Facilities Authority (Suffolk University)
Series 2009A
6.00%, 7/01/24	2,000	2,259,700
Massachusetts Health & Educational Facilities Authority (Winchester Hospital)
Series 2010
5.25%, 7/01/38	2,500	2,780,250
Massachusetts Health & Educational Facilities Authority (Woods Hole Oceanographic Institution)
Series 2008B
5.25%, 6/01/26	1,905	2,089,575
5.375%, 6/01/27	3,060	3,364,256
Massachusetts Port Authority
Series 2010B
5.00%, 7/01/34	2,750	3,164,260
Series 2012B
5.00%, 7/01/32	1,430	1,696,838
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2011B
5.00%, 10/15/32	3,720	4,418,765

	Principal Amount (000)	U.S. $ Value
Series 2013A
5.00%, 5/15/32	$2,500	$2,940,025
Series 2015B
5.00%, 1/15/30	3,770	4,555,253
Massachusetts Water Resources Authority
Series 2011B
5.00%, 8/01/26-8/01/29	4,425	5,278,363
Metropolitan Boston Transit Parking Corp.
Series 2011
5.00%, 7/01/27	6,000	7,088,160
University of Massachusetts Building Authority (University of Massachusetts)
Series 20141
5.00%, 11/01/44	2,000	2,316,240

		197,348,526

Arizona - 2.2%
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 7/01/29	4,065	4,498,126
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	660	779,704

		5,277,830

California - 0.7%
California Statewide Communities Development Authority
Series 2008
6.25%, 8/15/28 (Pre-refunded/ETM)	1,055	1,200,305
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	360	400,223

		1,600,528

Connecticut - 0.5%
State of Connecticut
Series 2015F
5.00%, 11/15/32	1,000	1,184,770

Florida - 2.0%
Brevard County Health Facilities Authority (Health First, Inc., Obligated Group)
Series 2014
5.00%, 4/01/33	1,000	1,134,060
County of Miami-Dade FL Aviation Revenue
Series 2014
5.00%, 10/01/27	3,000	3,537,690

		4,671,750

Georgia - 0.2%
City of Atlanta GA (Eastside Project/Atlanta)
Series 2005B
5.60%, 1/01/30	500	501,785

	Principal Amount (000)	U.S. $ Value
Illinois - 1.9%
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2015
5.00%, 5/15/37	$1,050	$1,066,181
Illinois State Toll Highway Authority
Series 2016A
5.00%, 12/01/32	2,475	2,930,548
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax)
Series 2005
6.25%, 1/01/24	455	455,077

		4,451,806

Kentucky - 0.5%
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway)
Series 2015A
5.00%, 7/01/40	1,000	1,102,540

Michigan - 1.2%
Michigan Finance Authority (MidMichigan Obligated Group)
Series 2014
5.00%, 6/01/34	1,000	1,112,620
Michigan Public Power Agency
Series 2012A
5.00%, 1/01/32	1,605	1,752,066

		2,864,686

New York - 2.5%
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/28	5,065	5,990,376

North Carolina - 0.4%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.70%, 7/01/37	1,000	1,045,280

Ohio - 0.6%
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2006
3.625%, 12/01/33	1,295	1,336,906

Pennsylvania - 0.5%
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34	1,140	1,283,891

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 1.2%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	$695	$713,188
Series 2008
5.125%, 12/01/27	1,965	2,138,569

		2,851,757

Texas - 1.3%
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/34	1,000	1,151,550
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	1,090	1,312,676
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	545	647,738

		3,111,964

Wisconsin - 0.8%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax)
Series 2011
6.50%, 2/01/31 (c)	750	881,910
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016B
5.00%, 12/01/25 (d)	1,000	1,130,830

		2,012,740

Total Investments - 99.6% (cost $217,697,393) (e)		236,637,135
Other assets less liabilities - 0.4%		868,300

Net Assets - 100.0%		$237,505,435

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$11,000	10/29/21	3 Month LIBOR	2.022%	$369,278

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$1,200	9/15/20	1.455%	CPI	#	$(6,619)
Citibank, NA	2,300	12/14/20	1.548%	CPI	#	(11,512)
Deutsche Bank AG	2,400	7/15/20	1.265%	CPI	#	35,550
JPMorgan Chase Bank, NA	1,200	9/04/20	1.465%	CPI	#	(7,358)

						$10,061

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$8,000	12/01/17	SIFMA	*	3.792%	$562,870

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 29, 2016 and the aggregate market value of these securities amounted to $2,349,522 or 0.99% of net assets.
(b)	Variable rate coupon, rate shown as of February 29, 2016.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the market value of this security amounted to $881,910 or 0.4% of net assets.
(d)	When-Issued or delayed delivery security.
(e)	As of February 29, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,012,006 and gross unrealized depreciation of investments was $(72,264), resulting in net unrealized appreciation of $18,939,742.

As of February 29, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.8% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
CME	-	Chicago Mercantile Exchange
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AB Municipal Income Fund II - AB Massachusetts Portfolio

February 29, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 29, 2016:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$235,136,778	$1,500,357		$236,637,135

Total Investments in Securities		– 0	–	235,136,778	1,500,357		236,637,135
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	369,278	– 0	–	369,278
Inflation (CPI) Swaps		– 0	–	35,550	– 0	–	35,550
Interest Rate Swaps		– 0	–	562,870	– 0	–	562,870
Liabilities:
Inflation (CPI) Swaps		– 0	–	(25,489)	– 0	–	(25,489)

Total (b)	$	– 0	–	$236,078,987	$1,500,357		$237,579,344

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/15	$9,074,551		$9,074,551
Accrued discounts/(premiums)	(820)		(820)
Realized gain (loss)	318,886		318,886
Change in unrealized appreciation/depreciation	(288,427)		(288,427)
Purchases	997,250		997,250
Sales	(8,601,083)		(8,601,083)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/29/16	$1,500,357		$1,500,357

Net change in unrealized appreciation/depreciation from investments held as of 2/29/16	$50,246		$50,246

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund II - AB Michigan Portfolio

Portfolio of Investments

February 29, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.2%
Long-Term Municipal Bonds - 98.2%
Michigan - 77.9%
Birmingham City School District/MI
Series 2015
5.00%, 5/01/30	$1,000	$1,216,320
City of Detroit MI
Series 2010
5.00%, 11/01/30	2,000	2,139,440
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.00%, 7/01/32	2,000	2,220,380
City of Grand Rapids MI Sanitary Sewer System Revenue
Series 2012
5.00%, 1/01/30	1,180	1,373,732
Series 2016
5.00%, 1/01/34 (a)	1,000	1,189,730
City of Holland MI
Series 2014A
5.00%, 7/01/33	1,250	1,427,712
Detroit City School District
Series 2012A
5.00%, 5/01/31	2,365	2,610,984
Dexter Community Schools
AGM Series 2008
5.00%, 5/01/25	1,250	1,359,988
Lansing Community College
Series 2012
5.00%, 5/01/32	1,240	1,445,208
Michigan Finance Authority
Series 2010A
5.00%, 12/01/27 (Pre-refunded/ETM)	10	11,864
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
Series 2014D4
5.00%, 7/01/34	1,000	1,133,760
Michigan Finance Authority (Detroit City School District State Aid)
Series 2015B
4.75%, 6/01/16 (b)	200	200,762
Michigan Finance Authority (Michigan Finance Authority SRF)
Series 2012
5.00%, 10/01/30	1,000	1,188,780
Michigan Finance Authority (Oakwood Obligated Group)
Series 2013
5.00%, 8/15/31	1,500	1,723,755
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/31	1,165	1,312,652
Michigan Finance Authority (Trinity Health Corp. Obligated Group)
Series 2010A
5.00%, 12/01/27	990	1,133,906

	Principal Amount (000)	U.S. $ Value
Michigan Public Power Agency
Series 2012A
5.00%, 1/01/32	$1,875	$2,046,806
Michigan State Building Authority (Michigan State Building Authority Lease)
Series 2015I
5.00%, 4/15/33	2,250	2,648,115
Michigan State Hospital Finance Authority (Henry Ford Health System Obligated Group)
Series 2006A
5.25%, 11/15/32	1,600	1,648,784
Michigan State Housing Development Authority (Danbury Superior Ltd. Dividend Housing Association LP)
Series 2002A
5.30%, 6/01/35	2,255	2,262,960
Michigan State University
Series 2013A
5.00%, 8/15/38	2,000	2,298,340
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (c)	630	605,153
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group)
Series 2013
5.50%, 6/01/47	500	525,810
Michigan Strategic Fund (Michigan Strategic Fund State Lease)
Series 2011
5.25%, 10/15/31	2,150	2,466,458
Oakland University
Series 2012
5.00%, 3/01/27-3/01/32	2,600	2,947,672
Plymouth Educational Center Charter School
Series 2005
5.125%, 11/01/18 (d)	1,050	944,612
State of Michigan (State of Michigan Fed Hwy Grant)
AGM Series 2007
5.25%, 9/15/26	2,500	2,658,500
Wayne County Airport Authority
Series 2014B
5.00%, 12/01/44	1,000	1,119,300

		43,861,483

Florida - 1.0%
Pinellas County Educational Facilities Authority (Barry University, Inc.)
Series 2012
5.00%, 10/01/27	500	548,330

Georgia - 2.6%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2014B
5.00%, 1/01/32	1,250	1,472,825

	Principal Amount (000)	U.S. $ Value
Illinois - 2.1%
Illinois State Toll Highway Authority
Series 2016A
5.00%, 12/01/32	$1,000	$1,184,060

Massachusetts - 0.9%
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	450	472,419

New York - 3.1%
New York City Municipal Water Finance Authority
Series 2014D
5.00%, 6/15/39	1,000	1,159,190
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
0.501%, 1/01/39 (e)	300	266,064
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A
1.063%, 3/01/27 (e)	300	280,962

		1,706,216

Puerto Rico - 6.2%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/17	1,215	1,254,694
Series 2008
5.125%, 12/01/27	145	157,808
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Ascension Health Credit Group)
Series 2000A
6.125%, 11/15/30	2,000	2,091,160

		3,503,662

Tennessee - 0.8%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University)
Series 2012
5.00%, 11/01/29	400	445,980

Texas - 3.6%
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax)
Series 2014A
5.00%, 12/01/32	1,000	1,196,110
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	470	566,016

	Principal Amount (000)	U.S. $ Value
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	$235	$279,300

		2,041,426

Total Municipal Obligations (cost $52,431,106)		55,236,401

	Shares
SHORT-TERM INVESTMENTS - 2.1%
Investment Companies - 2.1%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.40% (f)(g) (cost $1,188,681)	1,188,681	1,188,681

Total Investments - 100.3% (cost $53,619,787) (h)		56,425,082
Other assets less liabilities - (0.3)%		(141,605)

Net Assets - 100.0%		$56,283,477

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$1,500	10/29/21	3 Month LIBOR	2.022%	$50,356

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$300	9/15/20	1.455%	CPI	#	$(1,655)
Citibank, NA	500	12/14/20	1.548%	CPI	#	(2,503)
Deutsche Bank AG	600	7/15/20	1.265%	CPI	#	8,888
JPMorgan Chase Bank, NA	300	9/04/20	1.465%	CPI	#	(1,839)

						$2,891

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	When-Issued or delayed delivery security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the market value of this security amounted to $200,762 or 0.4% of net assets.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.08% of net assets as of February 29, 2016, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group) Series 2013 8.50%, 12/01/30	7/24/13	$604,436	$605,153	1.08%

(d)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005	11/30/05	$1,050,000	$944,612	1.68%

(e)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 29, 2016 and the aggregate market value of these securities amounted to $547,026 or 0.97% of net assets.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	As of February 29, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,957,416 and gross unrealized depreciation of investments was $(152,121), resulting in net unrealized appreciation of $2,805,295.

As of February 29, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.3% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CME	-	Chicago Mercantile Exchange
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
SRF	-	State Revolving Fund
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund II - AB Michigan Portfolio

February 29, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 29, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$52,356,424		$2,879,977		$55,236,401
Short-Term Investments		1,188,681		– 0	–	– 0	–	1,188,681

Total Investments in Securities		1,188,681		52,356,424		2,879,977		56,425,082
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	50,356		– 0	–	50,356
Inflation (CPI) Swaps		– 0	–	8,888		– 0	–	8,888
Liabilities:
Inflation (CPI) Swaps		– 0	–	(5,997)		– 0	–	(5,997)

Total (b)		$1,188,681		$52,409,671		$2,879,977		$56,478,329

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/15	$3,469,981		$3,469,981
Accrued discounts/(premiums)	3,025		3,025
Realized gain (loss)	10,188		10,188
Change in unrealized appreciation/depreciation	53,418		53,418
Purchases	10,365		10,365
Sales	(667,000)		(667,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/29/16	$2,879,977		$2,879,977

Net change in unrealized appreciation/depreciation from investments held as of 2/29/16	$6,855		$6,855

As of February 29, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund II - AB Minnesota Portfolio

Portfolio of Investments

February 29, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.7%
Long-Term Municipal Bonds - 100.7%
Minnesota - 100.7%
Anoka-Hennepin Independent School District No 11 COP
Series 2014A
5.00%, 2/01/34	$1,695	$1,920,638
Central Minnesota Municipal Power Agency
Series 2012
5.00%, 1/01/32	2,200	2,471,084
City of Center City MN (Hazelden Betty Ford Foundation)
Series 2014
5.00%, 11/01/29-11/01/44	800	911,508
City of Duluth MN
Series 2016A
5.00%, 2/01/31 (a)	1,000	1,227,020
City of Maple Grove MN (Maple Grove Hospital Corp.)
Series 2007
5.00%, 5/01/22	650	676,923
City of Minneapolis MN
Series 2010
4.875%, 8/01/25 (Pre-refunded/ETM)	1,170	1,285,690
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33	1,000	1,151,740
City of Minneapolis MN (Minneapolis Common Bond Fund)
Series 20102A
6.25%, 12/01/30	1,000	1,228,570
City of Minneapolis MN/St Paul Housing & Redevelopment Authority (Children’s Health Care)
Series 2010A
5.25%, 8/15/25-8/15/35	1,500	1,720,650
City of Minnetonka MN (Minnetonka Heights LP)
Series 1999A
5.30%, 1/20/27	1,620	1,620,405
City of Rochester MN (Mayo Clinic)
Series 2010D
5.00%, 11/15/38	1,000	1,123,300
City of St Cloud MN (CentraCare Health System Obligated Group)
Series 2010A
5.125%, 5/01/30	1,500	1,699,050
City of St Louis Park MN
Series 2009
5.50%, 7/01/29 (Pre-refunded/ETM)	1,150	1,325,076
City of St Paul MN (City of St Paul MN Sales Tax)
Series 2014G
5.00%, 11/01/30-11/01/32	2,900	3,378,798

	Principal Amount (000)	U.S. $ Value
City of St Paul MN Recreational Facilities Revenue (Highland National Project)
Series 2005
5.00%, 10/01/20-10/01/25	$2,750	$2,759,820
City of White Bear Lake MN (Renova Partners LP)
Series 2001
5.60%, 10/01/30	1,000	999,970
Cloquet Independent School District No 94
Series 2015B
5.00%, 2/01/31	2,200	2,627,174
County of Hennepin MN Sales Tax Revenue
Series 2008B
5.00%, 12/15/23	3,475	3,744,486
Housing & Redevelopment Authority of The City of St Paul Minnesota (Allina Health System)
Series 2009 A-2
5.25%, 11/15/28	1,200	1,364,604
Housing & Redevelopment Authority of The City of St Paul Minnesota (Block 19 Ramp Parking Project)
Series 2010A
5.00%, 8/01/30	1,870	2,075,176
Housing & Redevelopment Authority of The City of St Paul Minnesota (HealthEast Obligated Group)
Series 2015A
5.00%, 11/15/40	600	658,440
Housing & Redevelopment Authority of The City of St Paul Minnesota (HealthPartners Obligated Group)
Series 2015A
5.00%, 7/01/32	1,000	1,164,290
Hutchinson Utilities Commission
Series 2012A
5.00%, 12/01/25	420	503,513
Minneapolis-St Paul Metropolitan Airports Commission
Series 2010A
5.00%, 1/01/30	1,250	1,421,125
Series 2012B
5.00%, 1/01/29	1,250	1,450,813
Minnesota Agricultural & Economic Development Board (Essentia Health)
AGC Series 2008C-1
5.50%, 2/15/25	1,000	1,148,280
Minnesota Higher Education Facilities Authority (Carleton College)
Series 2010D
5.00%, 3/01/30	2,000	2,234,800
Minnesota Higher Education Facilities Authority (College of St Scholastica, Inc.)
Series 2010H
5.125%, 12/01/30	1,000	1,111,400
Minnesota Higher Education Facilities Authority (Gustavus Adolphus College)

	Principal Amount (000)	U.S. $ Value
Series 2010B
5.00%, 10/01/31	$2,770	$3,107,497
Minnesota Higher Education Facilities Authority (St Catherine University)
Series 2012S
5.00%, 10/01/32	1,400	1,567,762
Minnesota Higher Education Facilities Authority (St Olaf College)
Series 2010 7-F
5.00%, 10/01/20	700	795,774
Series 20158
5.00%, 12/01/32	1,000	1,186,440
Minnesota Higher Education Facilities Authority (University of St Thomas/Minneapolis)
Series 2009 7-A
5.00%, 10/01/29	1,000	1,132,300
Minnesota Municipal Power Agency
Series 2014
5.00%, 10/01/32	750	877,523
Minnesota Public Facilities Authority (Minnesota Public Facilities Authority SRF)
Series 2016A
5.00%, 3/01/30 (a)	1,000	1,238,850
New Prague Independent School District No 721
Series 2015A
4.00%, 2/01/32	1,000	1,099,010
North St Paul-Maplewood-Oakdale Independent School District No 622
AGM Series 2006B
5.00%, 8/01/20	3,425	3,561,075
Northern Municipal Power Agency
Series 2010A-2
5.00%, 1/01/23-1/01/24	4,135	4,759,730
St Paul Port Authority (Amherst H Wilder Foundation/MN)
Series 2010-3
5.00%, 12/01/29	2,445	2,693,754
St Paul Port Authority (St Paul Port Authority State Lease)
Series 2013-3
5.00%, 12/01/24	3,945	4,847,261
State of Minnesota (State of Minnesota Pub Safety Communications)
AGC Series 2009
5.00%, 6/01/21	1,970	2,239,200
University of Minnesota
Series 2014B
4.00%, 1/01/32	2,000	2,219,540
5.00%, 1/01/39	1,500	1,733,895
Waconia Independent School District No 110
Series 2015B
4.00%, 2/01/34	1,545	1,685,193
Western Minnesota Municipal Power Agency
Series 2014A
5.00%, 1/01/40	2,500	2,868,975

Total Municipal Obligations (cost $77,272,862)		82,618,122

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.4%
Investment Companies - 1.4%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.40% (b)(c) (cost $1,115,692)	1,115,692	$1,115,692

Total Investments - 102.1% (cost $78,388,554) (d)		83,733,814
Other assets less liabilities - (2.1)%		(1,719,015)

Net Assets - 100.0%		$82,014,799

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$5,000	1/10/21	3 Month LIBOR	1.898%	$133,143

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$400	9/15/20	1.455%	CPI	#	$(2,206)
Citibank, NA	850	12/14/20	1.548%	CPI	#	(4,254)
Deutsche Bank AG	800	7/15/20	1.265%	CPI	#	11,850
JPMorgan Chase Bank, NA	400	9/04/20	1.465%	CPI	#	(2,453)

						$2,937

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,500	8/01/16	SIFMA	*	4.071%	$69,212

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	As of February 29, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,377,540 and gross unrealized depreciation of investments was $(32,280), resulting in net unrealized appreciation of $5,345,260.

As of February 29, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.4% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
CME	-	Chicago Mercantile Exchange
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
SRF	-	State Revolving Fund

AB Municipal Income Fund II - AB Minnesota Portfolio

February 29, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 29, 2016:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$82,618,122		$	– 0	–	$82,618,122

Short-Term Investments		1,115,692		– 0	–		– 0	–	1,115,692
Total Investments in Securities		1,115,692		82,618,122			– 0	–	83,733,814
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	113,143			– 0	–	113,143
Inflation (CPI) Swaps		– 0	–	11,850			– 0	–	11,850
Interest Rate Swaps		– 0	–	69,212			– 0	–	69,212
Liabilities:
Inflation (CPI) Swaps		– 0	–	(8,913)			– 0	–	(8,913)

Total (b)		$1,115,692		$82,803,414		$	– 0	–	$83,919,106

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between any levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Local Governments – Municipal Bonds			Total
Balance as of 5/31/15		$441,495			$441,495
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		4,789			4,789
Change in unrealized appreciation/depreciation		(6,495)			(6,495)
Purchases		– 0	–		– 0	–
Sales		(439,789)			(439,789)
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 2/29/16	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 2/29/16	$	– 0	–	$	– 0	–

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund II - AB New Jersey Portfolio

Portfolio of Investments

February 29, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.8%
Long-Term Municipal Bonds - 97.8%
New Jersey - 69.1%
Landis Sewage Authority
NATL Series 1993
9.933%, 9/19/19 (a)	$1,150	$1,288,943
Middlesex County Improvement Authority (Skyline Obligated Group)
Series 2001
5.25%, 7/01/21	555	556,460
Morris-Union Jointure Commission COP
AGM Series 2013
5.00%, 8/01/26	3,320	3,720,724
New Jersey Economic Development Authority
AGM Series 2007U
5.00%, 9/01/22 (Pre-refunded/ETM)	1,440	1,535,011
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/30	4,000	4,259,520
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.)
Series 2002
6.50%, 4/01/28	1,000	1,237,030
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.00%, 1/01/28	1,000	1,120,780
5.50%, 1/01/27	1,000	1,168,660
New Jersey Economic Development Authority (Seeing Eye, Inc. (The))
Series 2012
5.00%, 6/01/32	4,000	4,503,200
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	1,165	1,277,143
New Jersey Educational Facilities Authority (Kean University)
AGM Series 2015H
5.00%, 7/01/34	2,500	2,847,350
New Jersey Educational Facilities Authority (Princeton Theological Seminary)
Series 2010A
5.00%, 7/01/28	5,000	5,826,450
New Jersey Educational Facilities Authority (Stockton University)
Series 2008A
5.50%, 7/01/23	4,500	4,943,880
New Jersey Health Care Facilities Financing Authority
AGC Series 2004A
5.25%, 7/01/23 (Pre-refunded/ETM)	2,085	2,579,937
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.)
Series 2008A
5.125%, 7/01/22	1,000	1,097,340

	Principal Amount (000)	U.S. $ Value
New Jersey Health Care Facilities Financing Authority (Hackensack University Medical Center)
Series 2010
5.00%, 1/01/34	$1,940	$2,093,823
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	2,100	2,361,744
New Jersey Health Care Facilities Financing Authority (Palisades Medical Center Obligated Group)
Series 2013
5.25%, 7/01/31	1,800	2,009,358
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
NATL Series 2006A
5.00%, 6/15/18	3,400	3,433,218
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2015A
5.25%, 6/15/41	1,250	1,341,012
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/43	5,200	5,804,656
Series 2013C
0.56%, 1/01/18(b)	1,000	996,200
NATL Series 2000B
0.468%, 1/01/30(c)	600	552,356
North Hudson Sewerage Authority/NJ
NATL Series 2001A
Zero Coupon, 8/01/24 (Pre-refunded/ETM)	8,875	7,665,160
Rutgers The State University of New Jersey
Series 2009F
5.00%, 5/01/30	1,000	1,125,480
Series 2013L
5.00%, 5/01/30	4,500	5,333,760
Tobacco Settlement Financing Corp./NJ
Series 2007-1A
5.00%, 6/01/41	2,000	1,709,140
Union County Improvement Authority (Township of Union NJ/Union County Lease)
NATL Series 2003A
5.25%, 8/15/23	2,885	2,895,299
Union County Utilities Authority (County of Union NJ Lease)
Series 2011A
5.25%, 12/01/31	4,560	4,996,620

		80,280,254

	Principal Amount (000)	U.S. $ Value
California - 1.5%
California Statewide Communities Development Authority
Series 2008
6.25%, 8/15/28 (Pre-refunded/ETM)	$1,165	$1,325,456
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	400	444,692

		1,770,148

District of Columbia - 3.0%
District of Columbia (District of Columbia Pers Income Tax)
Series 2009B
5.25%, 12/01/26	3,070	3,542,166

Idaho - 3.6%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant)
Series 2014
5.00%, 7/15/31	3,600	4,149,648

Illinois - 1.9%
Kane Cook & DuPage Counties School District No U-46 Elgin
Series 2015D
5.00%, 1/01/34	1,000	1,113,470
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	1,000	1,077,730

		2,191,200

Maryland - 1.0%
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center, Inc.)
Series 2015
5.00%, 7/01/45	1,000	1,109,210

Massachusetts - 0.2%
Commonwealth of Massachusetts
NATL Series 2000G
0.465%, 12/01/30 (c)	200	182,502

New York - 10.6%
New York State Dormitory Authority
Series 2012D
5.00%, 2/15/29 (Pre-refunded/ETM)	290	353,098
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012D
5.00%, 2/15/29	1,750	2,074,380
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A
1.063%, 3/01/27 (c)	470	440,174
Port Authority of New York & New Jersey
Series 2012
5.00%, 7/15/30	4,250	4,967,783
Series 2014
5.00%, 9/01/31	1,100	1,280,015

	Principal Amount (000)	U.S. $ Value
Port Authority of New York & New Jersey (JFK International Air Terminal LLC)
NATL Series 1997
5.75%, 12/01/22	$3,175	$3,186,938

		12,302,388

Ohio - 0.1%
Columbiana County Port Authority (Apex Environmental LLC)
Series 2004
7.125%, 8/01/25 (d)	500	95,000
Series 2014
10.635%, 8/01/25 (d)	67	12,789

		107,789

Pennsylvania - 4.4%
Delaware River Port Authority
Series 2010D
5.00%, 1/01/28-1/01/29	4,530	5,105,917

Puerto Rico - 1.4%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/17	1,310	1,352,798
Series 2008
5.125%, 12/01/27	305	331,940

		1,684,738

Texas - 1.0%
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Austin Public Schools, Inc.)
Series 2014A
5.00%, 8/15/34	1,000	1,148,290

Total Municipal Obligations (cost $103,736,032)		113,574,250

	Shares
SHORT-TERM INVESTMENTS - 1.6%
Investment Companies - 1.6%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.40% (e)(f) (cost $1,862,671)	1,862,671	1,862,671

U.S. $ Value
Total Investments - 99.4% (cost $105,598,703) (g)	$115,436,921
Other assets less liabilities - 0.6%	736,301

Net Assets - 100.0%	$116,173,222

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$600	9/15/20	1.455%	CPI	#	$(3,310)
Citibank, NA	1,100	12/14/20	1.548%	CPI	#	(5,505)
Deutsche Bank AG	1,200	7/15/20	1.265%	CPI	#	17,775
JPMorgan Chase Bank, NA	600	9/04/20	1.465%	CPI	#	(3,679)

						$5,281

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,000	10/21/16	SIFMA	*	4.129%	$90,088

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Variable rate coupon, rate shown as of February 29, 2016.
(b)	Floating Rate Security. Stated interest rate was in effect at February 29, 2016.
(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 29, 2016 and the aggregate market value of these securities amounted to $1,175,032 or 1.01% of net assets.
(d)	Illiquid security.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	As of February 29, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,887,655 and gross unrealized depreciation of investments was $(49,437), resulting in net unrealized appreciation of $9,838,218.

As of February 29, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 26.7% and 10.4%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation

AB Municipal Income Fund II - AB New Jersey Portfolio

February 29, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 29, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$113,113,363		$460,887		$113,574,250
Short-Term Investments		1,862,671		– 0	–	– 0	–	1,862,671

Total Investments in Securities		1,862,671		113,113,363		460,887		115,436,921
Other Financial Instruments (a):
Assets:
Inflation (CPI) Swaps		– 0	–	17,775		– 0	–	17,775
Interest Rate Swaps		– 0	–	90,088		– 0	–	90,088
Liabilities:
Inflation (CPI) Swaps		– 0	–	(12,494)		– 0	–	(12,494)

Total (b)		$1,862,671		$113,208,732		$460,887		$115,532,290

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/15	$1,781,897		$1,781,897
Accrued discounts/(premiums)	2,348		2,348
Realized gain (loss)	(350,959)		(350,959)
Change in unrealized appreciation/depreciation	222,743		222,743
Purchases	318,562		318,562
Sales	(1,513,704)		(1,513,704)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/29/16	$460,887		$460,887

Net change in unrealized appreciation/depreciation from investments held as of 2/29/16	$160,788		$160,788

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund II - AB Ohio Portfolio

Portfolio of Investments

February 29, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.6%
Long-Term Municipal Bonds - 97.6%
Ohio - 82.1%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	$1,300	$1,161,732
Central Ohio Solid Waste Authority
Series 2012
5.00%, 12/01/29 (Pre-refunded/ETM)	155	190,436
City of Akron OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	4,500	5,311,800
City of Cleveland OH
Series 2008
5.25%, 5/15/24 (Pre-refunded/ETM)	2,500	2,750,775
Series 2012
5.00%, 12/01/28	2,215	2,633,790
City of Cleveland OH Airport System Revenue
AMBAC Series 2006A
5.00%, 1/01/23	4,000	4,134,880
City of Columbus OH
Series 2014A
4.00%, 2/15/28	3,510	3,943,941
Cleveland Department of Public Utilities Division of Public Power
NATL Series 2006A
5.00%, 11/15/18 (Pre-refunded/ETM)	1,135	1,171,127
5.00%, 11/15/18	1,030	1,061,600
Cleveland Department of Public Utilities Division of Water
NATL Series 2007O
5.00%, 1/01/23 (Pre-refunded/ETM)	2,500	2,594,075
Cleveland Municipal School District
Series 2015A
5.00%, 12/01/33	3,000	3,459,660
Cleveland State University
Series 2012
5.00%, 6/01/30	3,000	3,477,180
Columbiana County Port Authority (Apex Environmental LLC)
Series 2004
7.125%, 8/01/25 (a)	500	95,000
Series 2014
10.635%, 8/01/25 (a)	67	12,789
Columbus City School District
Series 2016A
5.00%, 12/01/31 (b)	1,000	1,178,440
County of Allen OH (Mercy Health/OH)
Series 2010B
5.25%, 9/01/27	2,350	2,718,339
County of Cuyahoga OH
AGC Series 2004
5.00%, 11/15/19	1,515	1,519,136
County of Cuyahoga OH (County of Cuyahoga OH Lease)
Series 2010F
5.25%, 12/01/25	3,200	3,830,240

	Principal Amount (000)	U.S. $ Value
County of Cuyahoga OH (County of Cuyahoga OH Sales Tax)
Series 2014
5.00%, 12/01/34	$1,000	$1,185,740
County of Franklin OH (Agler Green LP)
Series 2002A
5.65%, 5/20/32	770	770,901
5.80%, 5/20/44	1,150	1,151,357
County of Franklin OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47	865	861,384
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	1,625	1,699,425
County of Hamilton OH Sewer System Revenue
Series 2013A
5.00%, 12/01/31	4,305	5,098,282
Cuyahoga Community College District
Series 2009C
5.00%, 8/01/24 (Pre-refunded/ETM)	1,545	1,781,447
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 2015-1
7.00%, 1/15/40	575	587,098
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease)
Series 2014
5.00%, 12/01/31	1,300	1,542,580
Gallia County Local School District
Series 2014
5.00%, 11/01/29	2,000	2,383,720
Kent State University
Series 2012A
5.00%, 5/01/30-5/01/31	4,005	4,649,440
Miami University/Oxford OH
Series 2011
5.00%, 9/01/31	1,000	1,148,070
Mount Healthy City School District
Series 2015
5.00%, 12/01/33	1,000	1,161,130
Northeast Ohio Regional Sewer District
Series 2013
5.00%, 11/15/43	3,000	3,435,960
Ohio Higher Educational Facility Commission (Denison University)
Series 2012
5.00%, 11/01/32	590	682,105
Ohio Higher Educational Facility Commission (University of Dayton)
Series 2011A
5.375%, 12/01/30	750	884,100
Ohio University
Series 2013
5.00%, 12/01/32	3,120	3,639,137
Ohio Water Development Authority

	Principal Amount (000)	U.S. $ Value
Series 2010A
5.00%, 12/01/22 (Pre-refunded/ETM)	$3,900	$4,496,778
Ohio Water Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2008C
3.95%, 11/01/32	1,200	1,239,024
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2014
4.00%, 6/01/18	1,500	1,611,765
Princeton City School District
Series 2014
4.00%, 12/01/31	1,000	1,088,420
5.00%, 12/01/39	750	865,838
Summit County Development Finance Authority
Series 2012
5.00%, 12/01/25	3,760	4,590,283
Toledo-Lucas County Port Authority (CSX Transportation, Inc.)
Series 1992
6.45%, 12/15/21	1,270	1,545,857
University of Akron (The)
Series 2014A
5.00%, 1/01/32	4,080	4,688,328

		94,033,109

California - 0.7%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37 (c)	750	829,463
State of California
Series 2004
5.25%, 4/01/29	5	5,019

		834,482

Florida - 2.3%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,000	1,134,060
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	1,300	1,475,331

		2,609,391

Georgia - 0.4%
City of Atlanta GA (Eastside Project/Atlanta)
Series 2005B
5.60%, 1/01/30	500	501,785

Illinois - 2.2%
Illinois State Toll Highway Authority
Series 2013A
5.00%, 1/01/32	2,250	2,555,617

	Principal Amount (000)	U.S. $ Value
Massachusetts - 0.5%
Commonwealth of Massachusetts
NATL Series 2000G
0.465%, 12/01/30 (d)	$625	$570,319

New York - 4.2%
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/29	3,365	3,971,743
Suffolk County Economic Development Corp.
Series 2011
5.00%, 7/01/28 (Pre-refunded/ETM)	110	132,265
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	635	699,377

		4,803,385

North Carolina - 0.3%
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/35	375	395,580

Puerto Rico - 0.4%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2008
5.125%, 12/01/27	375	408,124

Tennessee - 0.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University)
Series 2012
5.00%, 11/01/29	630	702,419

Texas - 3.9%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	1,000	1,131,540
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2014
5.00%, 9/01/31	1,025	1,195,263
North Texas Tollway Authority
Series 2015B
5.00%, 1/01/34	700	809,018
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	740	891,174

	Principal Amount (000)	U.S. $ Value
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	$370	$439,749

		4,466,744

Total Municipal Obligations (cost $104,529,298)		111,880,955

	Shares
SHORT-TERM INVESTMENTS - 1.6%
Investment Companies - 1.6%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.40% (e)(f) (cost $1,832,320)	1,832,320	1,832,320

Total Investments - 99.2% (cost $106,361,618) (g)		113,713,275
Other assets less liabilities - 0.8%		868,487

Net Assets - 100.0%		$114,581,762

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$600	9/15/20	1.455%	CPI	#	$(3,310)
Citibank, NA	1,050	12/14/20	1.548%	CPI	#	(5,255)
Deutsche Bank AG	1,200	7/15/20	1.265%	CPI	#	17,775
JPMorgan Chase Bank, NA	600	9/04/20	1.465%	CPI	#	(3,679)

						$5,531

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,600	8/01/16	SIFMA	*	4.071%	$71,189

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Illiquid security.
(b)	When-Issued or delayed delivery security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the market value of this security amounted to $829,463 or 0.7% of net assets.
(d)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 29, 2016 and the aggregate market value of this security amounted to $570,319 or 0.50% of net assets.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	As of February 29, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,376,374 and gross unrealized depreciation of investments was $(24,717), resulting in net unrealized appreciation of $7,351,657.

As of February 29, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 9.9% and 3.4%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AMBAC	-	Ambac Assurance Corporation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation

AB Municipal Income Fund II - AB Ohio Portfolio

February 29, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 29, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$109,606,403		$2,274,552		$111,880,955
Short-Term Investments		1,832,320		– 0	–	– 0	–	1,832,320

Total Investments in Securities		1,832,320		109,606,403		2,274,552		113,713,275
Other Financial Instruments (a):
Assets:
Inflation (CPI) Swaps		– 0	–	17,775		– 0	–	17,775
Interest Rate Swaps		– 0	–	71,189		– 0	–	71,189
Liabilities:
Inflation (CPI) Swaps		– 0	–	(12,244)		– 0	–	(12,244)

Total (b)		$1,832,320		$109,683,123		$2,274,552		$113,789,995

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/15	$4,327,479		$4,327,479
Accrued discounts/(premiums)	728		728
Realized gain (loss)	(369,227)		(369,227)
Change in unrealized appreciation/depreciation	396,545		396,545
Purchases	704,721		704,721
Sales	(2,785,694)		(2,785,694)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/29/16	$2,274,552		$2,274,552

Net change in unrealized appreciation/depreciation from investments held as of 2/29/16	$196,299		$196,299

As of February 29, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund II - AB Pennsylvania Portfolio

Portfolio of Investments

February 29, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.0%
Long-Term Municipal Bonds - 97.0%
Pennsylvania - 81.6%
Adams County Industrial Development Authority (Gettysburg College)
Series 2010
5.00%, 8/15/25	$1,090	$1,259,223
Allegheny County Industrial Development Authority (Residential Resources, Inc./PA)
Series 2006
5.00%, 9/01/21	500	507,220
Bensalem Township School District
Series 2013
5.00%, 6/01/30	3,345	3,961,383
Bucks County Water & Sewer Authority
AGM Series 2011
5.00%, 12/01/29	1,255	1,473,947
AGM Series 2015A
5.00%, 12/01/37-12/01/40	1,780	2,042,511
Carlisle Area School District
Series 2011
5.00%, 9/01/25	4,000	4,789,600
City of Philadelphia PA
Series 2014A
5.25%, 7/15/31	2,500	2,922,000
City of Pittsburgh PA
AGM Series 2006C
5.25%, 9/01/17 (Pre-refunded/ETM)	2,000	2,047,460
Commonwealth of Pennsylvania
Series 2013
5.00%, 4/01/28	2,800	3,263,316
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45	300	320,859
Delaware County Authority (Elwyn)
Series 2010
5.00%, 6/01/25	1,645	1,706,967
Delaware County Regional Water Quality Control Authority
Series 2013
5.00%, 5/01/30	2,070	2,434,030
Delaware River Port Authority
Series 2010D
5.00%, 1/01/29	4,470	5,032,013
Montgomery County Industrial Development Authority/PA
Series 2010
5.25%, 8/01/33 (Pre-refunded/ETM)	735	870,512
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.75%, 7/01/35	765	774,846

	Principal Amount (000)	U.S. $ Value
New Wilmington Municipal Authority (Westminster College/PA)
AGC Series 2007
5.00%, 5/01/27	$1,040	$1,071,231
Norristown Area School District COP
Series 2012
5.00%, 4/01/32	1,000	1,076,350
Northampton County General Purpose Authority (Lafayette College)
Series 2013A
5.00%, 11/01/32	2,000	2,331,420
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The))
Series 2012A
5.00%, 11/01/32	2,000	2,211,820
Pennsylvania Higher Educational Facilities Authority (Bryn Mawr College)
Series 2014
5.00%, 12/01/44	1,000	1,148,640
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University)
Series 2010
5.00%, 3/01/27-3/01/28	2,850	3,237,188
Pennsylvania Industrial Development Authority
Series 2008
5.50%, 7/01/23 (Pre-refunded/ETM)	1,060	1,178,042
Pennsylvania Intergovernmental Cooperation Authority
Series 2009
5.00%, 6/15/23	4,000	4,539,120
Pennsylvania Turnpike Commission
Series 2010B2
5.00%, 12/01/30	2,185	2,524,156
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 6/01/40	400	402,864
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
5.25%, 7/01/24 (a)(b)	350	3,500
Philadelphia Authority for Industrial Development (Temple University)
Series 20162
5.00%, 4/01/29	1,000	1,192,930
Philadelphia Gas Works Co.
Series 20109
5.00%, 8/01/30	2,000	2,221,700
Philadelphia Parking Authority (The) (Philadelphia Airport Parking)
Series 2009
5.00%, 9/01/26	2,725	3,150,863
Reading Area Water Authority
Series 2011
5.00%, 12/01/31	1,000	1,169,110
School District of Philadelphia (The)
Series 2011E
5.25%, 9/01/23	4,000	4,452,280

	Principal Amount (000)	U.S. $ Value
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Sales Tax)
AGM Series 2010
5.00%, 2/01/31	$1,075	$1,231,047
St Mary Hospital Authority (Catholic Health East)
Series 2010B
5.00%, 11/15/17	2,085	2,239,540
Township of Lower Paxton PA
Series 2014
5.00%, 4/01/44	4,000	4,502,800
University of Pittsburgh-of the Commonwealth System of Higher Education
Series 2014A
4.00%, 9/15/37	3,320	3,539,950
Wilkes-Barre Finance Authority (University of Scranton (The))
Series 2010
5.00%, 11/01/30	2,500	2,875,400
Wilkes-Barre Finance Authority (Wilkes University)
Series 2007
5.00%, 3/01/22	510	529,722

		80,235,560

District of Columbia - 3.1%
District of Columbia (District of Columbia Pers Income Tax)
Series 2009B
5.25%, 12/01/26	2,625	3,028,725

Massachusetts - 1.8%
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2013A
5.00%, 5/15/32	1,500	1,764,015

New York - 7.3%
New York City Municipal Water Finance Authority
Series 2014D
5.00%, 6/15/39	1,000	1,159,190
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/30	1,735	2,068,797
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A
1.063%, 3/01/27 (c)	490	458,904
Triborough Bridge & Tunnel Authority
Series 2011A
5.00%, 1/01/28	3,000	3,547,020

		7,233,911

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 1.3%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2008
5.125%, 12/01/27	$1,180	$1,284,229

Texas - 1.9%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	1,200	1,357,848
City of Houston TX Airport System Revenue
AGM Series 2000P
0.86%, 7/01/30 (c)	550	499,954

		1,857,802

Total Municipal Obligations (cost $87,733,214)		95,404,242

	Shares
SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.40% (d)(e) (cost $793,003)	793,003	793,003

Total Investments - 97.8% (cost $88,526,217) (f)		96,197,245
Other assets less liabilities - 2.2%		2,158,607

Net Assets - 100.0%		$98,355,852

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$4,650	1/10/21	3 Month LIBOR	1.898%	$123,823

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$500	9/15/20	1.455%	CPI	#	$(2,758)
Citibank, NA	980	12/14/20	1.548%	CPI	#	(4,905)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	$1,000	7/15/20	1.265%	CPI	#	$14,813
JPMorgan Chase Bank, NA	500	9/04/20	1.465%	CPI	#	(3,066)

						$4,084

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Illiquid security.
(b)	Security is in default and is non-income producing.
(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 29, 2016 and the aggregate market value of these securities amounted to $958,858 or 0.97% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of February 29, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,883,923 and gross unrealized depreciation of investments was $(212,895), resulting in net unrealized appreciation of $7,671,028.

As of February 29, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 9.3% and 2.1%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CME	-	Chicago Mercantile Exchange
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates

AB Municipal Income Fund II - AB Pennsylvania Portfolio

February 29, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 29, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$93,757,696		$1,646,546		$95,404,242
Short-Term Investments		793,003		– 0	–	– 0	–	793,003

Total Investments in Securities		793,003		93,757,696		1,646,546		96,197,245
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	123,823		– 0	–	123,823
Inflation (CPI) Swaps		– 0	–	14,813		– 0	–	14,813
Liabilities:
Inflation (CPI) Swaps		– 0	–	(10,729)		– 0	–	(10,729)

Total (b)		$793,003		$93,885,603		$1,646,546		$96,325,152

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/15	$2,333,445		$2,333,445
Accrued discounts/(premiums)	3,504		3,504
Realized gain (loss)	13,819		13,819
Change in unrealized appreciation/depreciation	18,969		18,969
Purchases	753,816		753,816
Sales	(1,477,007)		(1,477,007)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/29/16	$1,646,546		$1,646,546

Net change in unrealized appreciation/depreciation from investments held as of 2/29/16	$(77,816)		$(77,816)

As of February 29, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund II - AB Virginia Portfolio

Portfolio of Investments

February 29, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.0%
Long-Term Municipal Bonds - 99.0%
Virginia - 74.7%
Arlington County Industrial Development Authority (AHC LP-3/VA)
Series 2001
5.15%, 11/01/31	$1,370	$1,370,685
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015
5.40%, 3/01/45 (a)	585	603,065
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43	1,000	1,032,700
City of Chesapeake VA
Series 2010D
5.00%, 12/01/25	2,275	2,694,442
City of Hampton VA
Series 2010A
5.00%, 1/15/21	1,750	1,954,697
City of Newport News VA
Series 2014A
5.00%, 7/15/30-7/15/32	2,000	2,402,950
City of Richmond VA
Series 2009A
5.00%, 7/15/27	1,400	1,589,406
City of Richmond VA (City of Richmond VA Public Utility Revenue)
Series 2009
5.00%, 1/15/28	1,000	1,114,250
Series 2013A
5.00%, 1/15/29	1,970	2,352,968
City of Suffolk VA
Series 2010A
5.00%, 8/01/22	2,080	2,444,042
Series 2011
5.00%, 2/01/26	5,060	5,961,085
NATL Series 2007A
5.00%, 2/01/20 (Pre-refunded/ETM)	1,710	1,780,332
5.00%, 2/01/20	1,290	1,343,664
City of Virginia Beach VA Water & Sewer System Revenue
Series 2005
5.00%, 10/01/30	2,000	2,006,580
County of Henrico VA
Series 2008A
5.00%, 12/01/26 (Pre-refunded/ETM)	1,000	1,117,540
Series 2010
5.00%, 7/15/24	6,600	7,737,510
County of Henrico VA Water & Sewer Revenue
Series 2009
5.00%, 5/01/25	1,165	1,313,514
Series 2009A
5.00%, 5/01/27	1,200	1,350,576

	Principal Amount (000)	U.S. $ Value
County of Isle Wight VA
Series 2008B
6.00%, 7/01/27 (Pre-refunded/ETM)	$3,500	$4,018,455
Culpeper County Economic Development Authority
Series 2014
4.00%, 6/01/29	2,955	3,280,966
Dullles Town Center Community Development Authority
Series 2012
4.25%, 3/01/26	1,000	1,021,230
Fairfax County Economic Development Authority (County of Fairfax VA Lease)
Series 2014A
5.00%, 10/01/34	1,000	1,180,070
Fairfax County Economic Development Authority (Fairfax County EDA Transportation Impt Dist)
Series 2011
5.00%, 4/01/28	8,635	9,966,776
Fairfax County Economic Development Authority (Goodwin House, Inc.)
Series 2007
5.00%, 10/01/22	1,000	1,063,100
Fairfax County Industrial Development Authority (Inova Health System Obligated Group)
Series 2009C
5.00%, 5/15/25	1,000	1,124,980
Series 2012
5.00%, 5/15/35	1,800	2,051,352
Series 2014A
5.00%, 5/15/44	2,000	2,274,760
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax)
Series 2015
5.00%, 6/15/30-6/15/31	5,000	5,951,220
Hampton Roads Sanitation District
Series 2008
5.00%, 4/01/25 (Pre-refunded/ETM)	6,650	7,247,436
Series 2016A
5.00%, 8/01/34 (b)	4,000	4,827,320
Hanover County Economic Development Authority (Covenant Woods)
Series 2012A
5.00%, 7/01/42	2,000	2,082,340
Harrisonburg Industrial Development Authority (Rockingham Memorial Hospital)
AMBAC Series 2006
5.00%, 8/15/22-8/15/25	7,850	8,017,807
Henrico County Economic Development Authority (Bon Secours Health System, Inc. Obligated Group)
Series 2013
5.00%, 11/01/30	2,000	2,261,720
James City County Economic Development Authority
AGM Series 2006
5.00%, 6/15/22 (Pre-refunded/ETM)	4,385	4,635,910

	Principal Amount (000)	U.S. $ Value
Lexington Industrial Development Authority (VMI Obligated Group)
Series 2006B
5.00%, 12/01/30	$3,885	$4,363,904
Loudoun County Sanitation Authority
Series 2010
5.00%, 1/01/29	3,820	4,375,313
Montgomery County Industrial Development Authority/VA
Series 2008
5.00%, 2/01/24 (Pre-refunded/ETM)	2,000	2,166,160
Mosaic District Community Development Authority
Series 2011A
6.875%, 3/01/36	250	287,862
Newport News Redevelopment & Housing Authority (Walker-Newport News LP)
Series 2002A
5.55%, 9/20/34	1,880	1,881,918
5.65%, 3/20/44	1,660	1,661,743
Norfolk Economic Development Authority (Bon Secours Health System, Inc. Obligated Group)
Series 2013
5.00%, 11/01/29	2,200	2,496,472
Prince William County Industrial Development Authority (George Mason University Foundation Prince William Life Sciences LAB LLC)
Series 2011
5.50%, 9/01/31	3,750	4,507,575
Roanoke County Economic Development Authority (City of Roanoke VA Lease)
Series 2015
5.00%, 10/15/35	1,750	2,075,815
Roanoke Economic Development Authority (Carilion Clinic Obligated Group)
AGM Series 2005C
5.00%, 7/01/27	3,000	3,399,240
Tobacco Settlement Financing Corp./VA
Series 2007-B1
5.00%, 6/01/47	4,000	3,183,800
Town of Leesburg VA
Series 2011A
5.00%, 1/15/24	2,040	2,410,668
Virginia College Building Authority (Liberty University, Inc.)
Series 2010
5.25%, 3/01/29	5,000	5,830,050
Virginia College Building Authority (Marymount University)
Series 2015A
5.00%, 7/01/30 (a)	1,615	1,708,654
Virginia College Building Authority (Roanoke College)
Series 2007
5.00%, 4/01/23	1,000	1,045,310

	Principal Amount (000)	U.S. $ Value
Virginia Commonwealth University Health System Authority
Series 2011
5.00%, 7/01/27	$1,000	$1,178,550
Virginia Port Authority
Series 2010
5.00%, 7/01/30	2,250	2,514,757
Series 2015A
5.00%, 7/01/35	4,500	5,136,885
Virginia Resources Authority
Series 2009
5.00%, 10/01/25 (Pre-refunded/ETM)	3,345	3,843,372
Virginia Resources Authority (Virginia Pooled Financing Program Infrastructure)
Series 2011B
5.00%, 11/01/26	5,000	6,045,950
Virginia Resources Authority (Virginia Resources Authority SRF)
Series 2013
5.00%, 10/01/25	4,000	4,970,080
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.25%, 1/01/32	2,500	2,755,225
5.50%, 1/01/42	1,000	1,110,190
Virginia Small Business Financing Authority (Hampton University)
Series 2014
5.25%, 10/01/29	4,125	4,890,806
Virginia Small Business Financing Authority (Wellmont Health System)
Series 2007A
5.125%, 9/01/22	710	747,460
Winchester Economic Development Authority (Valley Health Obligated Group)
Series 2015
5.00%, 1/01/34-1/01/35	3,500	4,028,885

		179,792,092

Arizona - 2.2%
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 7/01/29	3,945	4,365,340
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	705	832,866

		5,198,206

California - 1.2%
California Statewide Communities Development Authority
Series 2008
6.25%, 8/15/28 (Pre-refunded/ETM)	1,910	2,173,064

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	$660	$733,742

		2,906,806

Colorado - 0.6%
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2012A
5.00%, 11/15/28	1,220	1,426,717

District of Columbia - 6.9%
Metropolitan Washington Airports Authority
Series 2009C
5.125%, 10/01/34	5,130	5,627,148
Series 2012A
5.00%, 10/01/30	2,480	2,813,610
Metropolitan Washington Airports Authority (Dulles Toll Road)
Series 2010B
6.50%, 10/01/44 (c)	4,300	4,757,606
Washington Metropolitan Area Transit Authority
Series 2009A
5.25%, 7/01/27	3,000	3,385,710

		16,584,074

Florida - 0.6%
Pinellas County Educational Facilities Authority (Barry University, Inc.)
Series 2012
5.00%, 10/01/27	400	438,664
5.25%, 10/01/30	1,000	1,089,730

		1,528,394

Georgia - 0.2%
City of Atlanta GA (Eastside Project/Atlanta)
Series 2005B
5.60%, 1/01/30	500	501,785

Illinois - 1.0%
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	2,200	2,371,006

Massachusetts - 0.5%
Commonwealth of Massachusetts
NATL Series 2000G
0.465%, 12/01/30 (d)	1,250	1,140,639

Michigan - 0.7%
Michigan Public Power Agency
Series 2012A
5.00%, 1/01/32	1,575	1,719,317

Minnesota - 0.5%
Western Minnesota Municipal Power Agency
Series 2015A
5.00%, 1/01/34	1,000	1,197,340

	Principal Amount (000)	U.S. $ Value
New York - 3.4%
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/28-11/15/29	$5,745	$6,787,418
Suffolk County Economic Development Corp.
Series 2011
5.00%, 7/01/28 (Pre-refunded/ETM)	185	222,446
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	1,090	1,200,504

		8,210,368

North Carolina - 0.4%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.70%, 7/01/37	1,000	1,045,280

Puerto Rico - 1.7%
Puerto Rico Electric Power Authority
NATL Series 2003N
5.25%, 7/01/21	2,000	2,074,840
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	1,580	1,621,348
Series 2008
5.125%, 12/01/27	290	315,616

		4,011,804

Texas - 2.5%
North Texas Tollway Authority
Series 2015B
5.00%, 1/01/34	1,300	1,502,462
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015B
5.00%, 11/15/36	1,150	1,218,850
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	1,110	1,336,762
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	555	659,623

	Principal Amount (000)	U.S. $ Value
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
Series 2013
6.75%, 6/30/43	$1,000	$1,234,140

		5,951,837

Washington - 0.2%
Washington Higher Education Facilities Authority (Whitworth University)
Series 2012
5.00%, 10/01/32	400	432,128

Wisconsin - 1.7%
Wisconsin Health & Educational Facilities Authority (Ministry Health Care, Inc.)
Series 2012C
5.00%, 8/15/32	2,700	3,026,268
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24 (b)	1,000	1,126,680

		4,152,948

Total Municipal Obligations (cost $220,699,543)		238,170,741

	Shares
SHORT-TERM INVESTMENTS - 2.3%
Investment Companies - 2.3%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.40% (e)(f) (cost $5,415,122)	5,415,122	5,415,122

Total Investments - 101.3% (cost $226,114,665) (g)		243,585,863
Other assets less liabilities - (1.3)%		(3,066,403)

Net Assets - 100.0%		$240,519,460

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$10,900	3/09/21	3 Month LIBOR	1.383%	$56,659

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$1,200	9/15/20	1.455%	CPI	#	$(6,619)
Citibank, NA	2,270	12/14/20	1.548%	CPI	#	(11,362)
Deutsche Bank AG	2,400	7/15/20	1.265%	CPI	#	35,550
JPMorgan Chase Bank, NA	1,200	9/04/20	1.465%	CPI	#	(7,358)

						$10,211

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$7,000	12/01/17	SIFMA	*	3.792%	$492,511

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the aggregate market value of these securities amounted to $2,311,719 or 1.0% of net assets.
(b)	When-Issued or delayed delivery security.
(c)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(d)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 29, 2016 and the aggregate market value of this security amounted to $1,140,639 or 0.47% of net assets.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	As of February 29, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,551,919 and gross unrealized depreciation of investments was $(80,721), resulting in net unrealized appreciation of $17,471,198.

As of February 29, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 9.4% and 2.7%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CME	-	Chicago Mercantile Exchange

EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AB Municipal Income Fund II - AB Virginia Portfolio

February 29, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 29, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$231,875,818		$6,294,923		$238,170,741
Short-Term Investments		5,415,122		– 0	–	– 0	–	5,415,122

Total Investments in Securities		5,415,122		231,875,818		6,294,923		243,585,863
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	56,659		– 0	–	56,659
Inflation (CPI) Swaps		– 0	–	35,550		– 0	–	35,550
Interest Rate Swaps		– 0	–	492,511		– 0	–	492,511
Liabilities:
Inflation (CPI) Swaps		– 0	–	(25,339)		– 0	–	(25,339)

Total (b)		$5,415,122		$232,435,199		$6,294,923		$244,145,244

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/15	$5,732,691		$5,732,691
Accrued discounts/(premiums)	(1,000)		(1,000)
Realized gain (loss)	40,772		40,772
Change in unrealized appreciation/depreciation	158,018		158,018
Purchases	1,770,460		1,770,460
Sales	(1,406,018)		(1,406,018)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/29/16	$6,294,923		$6,294,923

Net change in unrealized appreciation/depreciation from investments held as of 2/29/16	$217,249		$217,249

As	of February 29, 2016 all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 25, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 25, 2016